Comprehensive Income and Loss:	6 Months Ended
Jan. 31, 2013
Stockholders' Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 4 – Comprehensive Income and Loss:

Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the six months ended January 31, 2013, was $6,309,575. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the six months ended January 31, 2012, was $8,867,336.

Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the three months ended January 31, 2013, was $5,640,896. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the three months ended January 31, 2012, was $9,142,980.